Operating leases (Tables)	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
Schedule of Lease Costs	Lease costs recorded under operating leases for the three months ended March 31, 2021 and March 31, 2020 were as follows:

	Three Months Ended
	March 31, 2021	March 31, 2020
	(in thousands)
Operating lease costs	$7,789	$8,089
Income from sub-leases	(211)	(268)
Net operating lease costs	$7,578	$7,821

Schedule of Operating Lease Maturity
Future minimum lease payments (including related costs), associated with the 2020 restructuring plan, under the non-cancelable onerous leases as at March 31, 2021 were as follows:

Minimum rental payments
(in thousands)
March 31, 2021
2021	$1,928
2022	1,907
2023	1,004
2024	140
2025	140
Thereafter	397
Total future minimum lease payments (including related costs)	5,516
Lease imputed interest	(438)
Total	$5,078
Future minimum lease payments under non-cancelable leases as of March 31, 2021 were as follows:

Minimum rental payments
(in thousands)
March 31, 2021
Due within 1 year	$25,393
Due between 1 and 5 years	47,653
Thereafter	7,449
Total future minimum lease payments	80,495
Lease imputed interest	(4,528)
Total	$75,967